Due Dates of the Financial Liabilities - Aggregate Information Material Contractual Obligations and Payments Due (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance leases	€ 909	€ 735
Bank loan	536	742	€ 40
Operating leases	3,759	3,377
Pension obligations	204	204
Advances repayable (current and non-current)	1,770	8,438
Total	7,178	13,497
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance leases	427	354
Bank loan	209	207
Operating leases	857	456
Pension obligations	0
Advances repayable (current and non-current)	226	1,108
Total	1,719	2,125
One to three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance leases	461	315
Bank loan	326	417
Operating leases	1,289	945
Pension obligations	0
Advances repayable (current and non-current)	412	1,812
Total	2,488	3,489
Three to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance leases	21	66
Bank loan	0	118
Operating leases	725	733
Pension obligations	0
Advances repayable (current and non-current)	248	1,598
Total	994	2,515
More than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Finance leases	0
Bank loan	0
Operating leases	888	1,244
Pension obligations	204	204
Advances repayable (current and non-current)	884	3,920
Total	€ 1,976	€ 5,368